TRADE ACCOUNTS AND NOTES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2020
TRADE ACCOUNTS AND NOTES PAYABLE
Schedule of Accounts Payable and Accrued Liabilities

	2020	2019
Trade accounts payable	5,708	6,034
Notes payable	—	12
Total	5,708	6,046